Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Finished goods	$ 5,542,575	$ 5,098,148
Work in process	5,047,737	3,724,999
Raw materials	8,890,488	9,562,563
Production supplies	320,954	339,607
Total	$ 19,801,754	$ 18,725,317